Other Revenues and Other Expenses	12 Months Ended
Dec. 31, 2019
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Other Revenues and Other Expenses
NOTE 24.	OTHER REVENUES AND OTHER EXPENSES
Other revenues and
expenses-net
for each of the years ended December 31, 2019, 2018 and 2017, was as follows:

a)	Other revenues

	2019		2018		2017
Revenues from reinsurance premiums	Ps.	4,869,266	Ps.	3,615,907	Ps.	1,986,568
Other income for services		1,994,572		3,786,253		4,720,546
Claims recovery		2,687,258		3,979,698		16,386,250
Other		3,418,551		7,525,714		4,277,207
Bidding terms, sanctions, penalties and other		1,503,437		630,365		825,956
Franchise fees		389,730		1,125,339		917,934
Gain on sale of fixed assets		77,633		1,850,052
Participation rights (1)		—		14,165,042		—
Sale of fixed assets by bidding (2)		—		3,301,653		—
Price of sale share		—		1,262,987		3,139,103
Cash distributions		—		274,621		—

Total other revenues	Ps.	14,940,447	Ps.	41,517,631	Ps.	32,253,564

b)	Other expenses

	2019		2018		2017
Transportation and distribution of natural gas	Ps.	(5,735,145)	Ps.	(12,600,191)	Ps.	(8,447,031)
Other		(1,280,841)		(5,348,666)		(7,927,150)
Claims		(173,414)		(474,299)		(3,640,036)
Transportation and distribution of natural gas		(22,291)		(41,964)		(6,652,878)
Loss in the sale of associates		—		—		(412,393)

Total other expenses	Ps.	(7,211,691)	Ps.	(18,465,120)	Ps.	(27,079,488)

(1)	Relates to rights receivable of EECs, for which the operators of the EECs guarantee their participation in such contracts.
(2)	Relates mainly to exploration and production fixed assets.